LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Sep. 30, 2014
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Summary of loans receivable

	2014	2013
Single-family residential:
Residential first mortgage	$273,370,228	$212,357,311
Residential second mortgage	39,554,425	43,208,366
Home equity lines of credit	90,179,064	110,905,455
Total single-family residential	403,103,717	366,471,132
Commercial:
Commercial and multi-family real estate:
Owner-occupied	134,609,203	110,486,449
Non-owner occupied	261,948,139	237,516,168
Land acquisition and development	37,051,375	40,430,063
Real estate construction and development	46,777,239	20,548,621
Commercial and industrial	235,296,970	226,263,371
Total commercial	715,682,926	635,244,672
Consumer and installment	4,024,628	3,326,428
	1,122,811,271	1,005,042,232
Add (less):
Deferred loan costs	4,669,148	3,188,386
Loans in process	(640,508)	(1,256,236)
Allowance for loan losses	(15,978,421)	(18,306,114)

Total	$1,110,861,490	$988,668,268

Weighted average rate at end of year	4.11%	4.45%

Summary of changes in loans to senior officers and directors

Balance, September 30, 2012	$1,077,371
Additions	1,125,408
Repayments	(669,534)
Balance, September 30, 2013	1,533,245
Additions	1,017,031
Repayments	(1,004,425)
Other changes	112,346
Balance, September 30, 2014	$1,658,197

Summary of home equity lines of credit scheduled to convert to a fully-amortizing basis

Principal Balance
at September 30,
2014
(In thousands)

Amount converting to fully-amortizing basis during year ended September 30,
2015	$12,281
2016	16,623
2017	22,084
2018	28,061
2019	9,879
Thereafter	1,251
Total	$90,179

Summary of the activity in the allowance for loan losses

	2014	2013	2012
Balance, beginning of year	$18,306,114	$17,116,595	$25,713,622
Provision charged to expense	1,210,000	12,090,000	14,450,000
Charge-offs:
Single-family residential loans:
Residential first mortgage	1,771,410	3,364,443	8,034,624
Residential second mortgage	618,306	1,632,770	2,696,028
Home equity lines of credit	1,577,280	2,401,726	6,028,622
Total single-family residential loans	3,966,996	7,398,939	16,759,274
Commercial loans:
Commercial and multi-family real estate	15,215	1,012,650	4,050,492
Land acquisition and development	1,882,765	73,094	261,725
Real estate construction and development	—	259,743	298,045
Commercial and industrial	995	6,833,856	2,067,253
Total commercial loans	1,898,975	8,179,343	6,677,515
Consumer and installment	127,673	107,094	215,456
Total charge-offs	5,993,644	15,685,376	23,652,245
Recoveries:
Single-family residential loans:
Residential first mortgage	396,557	79,968	81,260
Residential second mortgage	91,735	232,353	103,321
Home equity lines of credit	323,046	544,177	150,146
Total single-family residential loans	811,338	856,498	334,727
Commercial loans:
Commercial and multi-family real estate	764,868	1,638,249	113,837
Land acquisition and development	600	23,160	7,716
Real estate construction and development	260	1,800,303	10,200
Commercial and industrial	848,122	421,464	117,405
Total commercial loans	1,613,850	3,883,176	249,158
Consumer and installment	30,763	45,221	21,333
Total recoveries	2,455,951	4,784,895	605,218
Net charge-offs	3,537,693	10,900,481	23,047,027
Balance, end of year	$15,978,421	$18,306,114	$17,116,595

Summary of the changes in the allowance for loan losses, by loan portfolio segment

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114
Provision charged (credit) to expense	853,386	258,807	100,760	(2,953)	1,210,000
Charge-offs	(3,966,996)	(1,898,975)	(127,673)	—	(5,993,644)
Recoveries	811,338	1,613,850	30,763	—	2,455,951
Balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595
Provision charged to expense	7,168,043	4,773,790	58,548	89,619	12,090,000
Charge-offs	(7,398,939)	(8,179,343)	(107,094)	—	(15,685,376)
Recoveries	856,498	3,883,176	45,221	—	4,784,895
Balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

Summary of information regarding the balance in the allowance and the recorded investment in loans by impairment method

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,048,993	$149,631	$—	$—	$1,198,624
Loans collectively evaluated for impairment	6,622,448	7,934,977	28,797	193,575	14,779,797
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

Recorded investment in loans receivable at end of year:
Total loans receivable	$406,213,818	$716,595,562	$4,030,531		$1,126,839,911
Loans receivable individually evaluated for impairment	16,915,315	10,222,559	14,618		27,152,492
Loans receivable collectively evaluated for impairment	389,298,503	706,373,003	4,015,913		1,099,687,419
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,852,701	$536,529	$16,487	$—	$2,405,717
Loans collectively evaluated for impairment	8,121,012	7,574,397	8,460	196,528	15,900,397
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

Recorded investment in loans receivable at end of year:
Total loans receivable	$368,073,208	$636,138,165	$2,763,009		$1,006,974,382
Loans receivable individually evaluated for impairment	18,902,744	8,758,681	106,724		27,768,149
Loans receivable collectively evaluated for impairment	349,170,464	627,379,484	2,656,285		979,206,233
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Summary of the unpaid principal balance and recorded investment of impaired loans

	September 30, 2014		September 30, 2013
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$10,397,909	$10,453,775	$9,752,803	$9,812,044
Troubled debt restructurings current under restructured terms	10,985,340	11,068,219	11,305,093	11,371,198
Troubled debt restructurings past due under restructured terms	5,589,008	5,630,498	6,549,904	6,584,907
Total non-performing loans	26,972,257	27,152,492	27,607,800	27,768,149
Troubled debt restructurings returned to accrual status	18,963,927	19,053,073	23,418,016	23,528,528
Total impaired loans	$45,936,184	$46,205,565	$51,025,816	$51,296,677

(1) All non-performing loans at September 30, 2014 and 2013 were classified as non-accrual.

Summary of the principal balance, net of amounts charged off, of impaired loans by the impairment method used
	2014	2013
	(In thousands)
Fair value of collateral method	$34,508	$39,691
Present value of cash flows method	11,428	11,335
Total impaired loans	$45,936	$51,026

Summary of unpaid principal balances of impaired loans segregated by loans that had partial charge-offs recorded and loans with no partial charge-offs recorded, and the related recorded investments and allowance for loan losses

	September 30, 2014
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,765,925	$2,147,646	$2,618,279	$16,127,230	$18,745,509	$18,922,860	$—
Residential second mortgage	919,433	521,046	398,387	2,730,620	3,129,007	3,160,090	—
Home equity lines of credit	734,388	339,195	395,193	2,817,687	3,212,880	3,212,880	—
Total single-family residential loans	6,419,746	3,007,887	3,411,859	21,675,537	25,087,396	25,295,830	—
Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,895,832	9,525,434	9,541,447	—
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,364,237	2,509,011	2,512,450	—
Total commercial loans	12,326,021	3,739,734	8,586,287	7,260,069	15,846,356	15,865,894	—
Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—
Total	18,853,730	6,841,463	12,012,267	28,982,904	40,995,171	41,223,643	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	119,788	18,550	101,238	3,673,398	3,774,636	3,808,508	759,169
Residential second mortgage	32,200	57	32,143	521,855	553,998	559,333	191,206
Home equity lines of credit	—	—	—	104,618	104,618	104,618	98,618
Total single-family residential loans	151,988	18,607	133,381	4,299,871	4,433,252	4,472,459	1,048,993
Commercial loans:
Commercial and multi-family real estate	—	—	—	26,227	26,227	26,502	14,227
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	481,534	481,534	482,961	135,404
Total commercial loans	—	—	—	507,761	507,761	509,463	149,631
Consumer and installment	—	—	—	—	—	—	—
Total	151,988	18,607	133,381	4,807,632	4,941,013	4,981,922	1,198,624

TOTAL:
Single-family residential loans:
Residential first mortgage	4,885,713	2,166,196	2,719,517	19,800,628	22,520,145	22,731,368	759,169
Residential second mortgage	951,633	521,103	430,530	3,252,475	3,683,005	3,719,423	191,206
Home equity lines of credit	734,388	339,195	395,193	2,922,305	3,317,498	3,317,498	98,618
Total single-family residential loans	6,571,734	3,026,494	3,545,240	25,975,408	29,520,648	29,768,289	1,048,993
Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,922,059	9,551,661	9,567,949	14,227
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,845,771	2,990,545	2,995,411	135,404
Total commercial loans	12,326,021	3,739,734	8,586,287	7,767,830	16,354,117	16,375,357	149,631
Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—
Total	$19,005,718	$6,860,070	$12,145,648	$33,790,536	$45,936,184	$46,205,565	$1,198,624

	September 30, 2013
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,817,704	$1,892,403	$2,925,301	$22,621,982	$25,547,283	$25,712,587	$—
Residential second mortgage	961,909	473,023	488,886	2,648,996	3,137,882	3,154,434	—
Home equity lines of credit	709,439	290,032	419,407	2,715,868	3,135,275	3,135,274	—
Total single-family residential loans	6,489,052	2,655,458	3,833,594	27,986,846	31,820,440	32,002,295	—
Commercial loans:
Commercial and multi-family real estate	3,827,364	1,159,528	2,667,836	7,628,698	10,296,534	10,343,639	—
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction and development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial and industrial	2,239,375	1,434,034	805,341	1,459,460	2,264,801	2,275,433	—
Total commercial loans	6,426,096	2,868,184	3,557,912	9,088,158	12,646,070	12,701,217	—
Consumer and installment	121,830	93,842	27,988	111,912	139,900	140,480	—
Total	13,036,978	5,617,484	7,419,494	37,186,916	44,606,410	44,843,992	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	286,226	68,947	217,279	3,574,340	3,791,619	3,823,190	1,068,205
Residential second mortgage	—	—	—	386,847	386,847	388,532	255,196
Home equity lines of credit	278,663	34,664	243,999	465,885	709,884	709,884	529,300
Total single-family residential loans	564,889	103,611	461,278	4,427,072	4,888,350	4,921,606	1,852,701
Commercial loans:
Commercial and multi-family real estate	1,251,458	141,660	1,109,798	36,915	1,146,713	1,146,988	351,047
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	367,856	367,856	367,605	185,482
Total commercial loans	1,251,458	141,660	1,109,798	404,771	1,514,569	1,514,593	536,529
Consumer and installment	—	—	—	16,487	16,487	16,486	16,487
Total	1,816,347	245,271	1,571,076	4,848,330	6,419,406	6,452,685	2,405,717

TOTAL:
Single-family residential loans:
Residential first mortgage	5,103,930	1,961,350	3,142,580	26,196,322	29,338,902	29,535,777	1,068,205
Residential second mortgage	961,909	473,023	488,886	3,035,843	3,524,729	3,542,966	255,196
Home equity lines of credit	988,102	324,696	663,406	3,181,753	3,845,159	3,845,158	529,300
Total single-family residential loans	7,053,941	2,759,069	4,294,872	32,413,918	36,708,790	36,923,901	1,852,701
Commercial loans:
Commercial and multi-family real estate	5,078,822	1,301,188	3,777,634	7,665,613	11,443,247	11,490,627	351,047
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction and development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial and industrial	2,239,375	1,434,034	805,341	1,827,316	2,632,657	2,643,038	185,482
Total commercial loans	7,677,554	3,009,844	4,667,710	9,492,929	14,160,639	14,215,810	536,529
Consumer and installment	121,830	93,842	27,988	128,399	156,387	156,966	16,487
Total	$14,853,325	$5,862,755	$8,990,570	$42,035,246	$51,025,816	$51,296,677	$2,405,717

	Year Ended
	September 30, 2014		September 30, 2013
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Single-family residential loans:
Residential first mortgage	$21,539,233	$466,598	$28,661,473	$1,005,357
Residential second mortgage	3,033,653	92,365	3,373,188	131,655
Home equity lines of credit	3,213,968	44,688	3,697,746	38,282
Commercial loans:
Commercial and multi-family real estate	9,903,237	308,740	12,768,153	179,395
Land acquisition and development	1,365,918	—	55,181	—
Real estate construction and development	36,968	—	118,666	—
Commercial and industrial	2,375,527	6,117	4,606,779	44,508
Consumer and installment	123,769	—	149,888	297
Total		918,508		1,399,494

With an allowance recorded:
Single-family residential loans:
Residential first mortgage	3,597,246	528	3,386,052	—
Residential second mortgage	594,299	—	402,864	—
Home equity lines of credit	373,628	—	439,541	—
Commercial loans:
Commercial and multi-family real estate	706,924	—	745,145	—
Land acquisition and development	694,203	—	—	—
Real estate construction and development	1,618	—	—	—
Commercial and industrial	416,170	—	227,982	—
Consumer and installment	3,297	—	4,042	—
Total		528		—

Total:
Single-family residential loans:
Residential first mortgage	25,136,479	467,126	32,047,525	1,005,357
Residential second mortgage	3,627,952	92,365	3,776,052	131,655
Home equity lines of credit	3,587,596	44,688	4,137,287	38,282
Commercial loans:
Commercial and multi-family real estate	10,610,161	308,740	13,513,298	179,395
Land acquisition and development	2,060,121	—	55,181	—
Real estate construction and development	38,586	—	118,666	—
Commercial and industrial	2,791,697	6,117	4,834,761	44,508
Consumer and installment	127,066	—	153,930	297
Total		$919,036		$1,399,494

Summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments

	September 30, 2014
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Single-family residential:
Residential first mortgage	$2,859,631	$169,242	$3,189,220	$6,218,093	$269,552,935	$275,771,028	$—	$12,319,237
Residential second mortgage	419,156	594,765	136,093	1,150,014	38,709,836	39,859,850	—	1,980,668
Home equity lines of credit	1,627,109	343,333	432,734	2,403,176	88,179,764	90,582,940	—	2,615,409
Total single-family residential	4,905,896	1,107,340	3,758,047	9,771,283	396,442,535	406,213,818	—	16,915,314
Commercial:
Commercial and multi-family real estate	105,905	273,635	397,641	777,181	396,613,928	397,391,109	—	4,467,240
Land acquisition and development	—	—	38,250	38,250	37,070,797	37,109,047	—	3,772,677
Real estate construction and development	—	39,321	—	39,321	46,381,012	46,420,333	—	39,321
Commercial and industrial	96,056	—	836,511	932,567	234,742,506	235,675,073	—	1,943,321
Total commercial	201,961	312,956	1,272,402	1,787,319	714,808,243	716,595,562	—	10,222,559
Consumer and installment	1,417	—	—	1,417	4,029,114	4,030,531	—	14,619
Total	$5,109,274	$1,420,296	$5,030,449	$11,560,019	$1,115,279,892	$1,126,839,911	$—	$27,152,492

	September 30, 2013
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Single-family residential:
Residential first mortgage	$2,661,510	$1,033,315	$4,618,113	$8,312,938	$204,993,105	$213,306,043	$—	$14,593,039
Residential second mortgage	172,686	44,601	366,645	583,932	42,743,577	43,327,509	—	1,510,637
Home equity lines of credit	1,301,620	706,112	1,210,541	3,218,273	108,221,383	111,439,656	—	2,799,067
Total single-family residential	4,135,816	1,784,028	6,195,299	12,115,143	355,958,065	368,073,208	—	18,902,743
Commercial:
Commercial and multi-family real estate	—	278,163	3,108,453	3,386,616	344,732,193	348,118,809	—	6,039,604
Land acquisition and development	—	—	4,278,495	4,278,495	36,234,753	40,513,248	4,278,495	43,706
Real estate construction and development	18,957	—	—	18,957	20,506,816	20,525,773	—	38,439
Commercial and industrial	24,175	3,509	450,925	478,609	226,501,726	226,980,335	—	2,636,932
Total commercial	43,132	281,672	7,837,873	8,162,677	627,975,488	636,138,165	4,278,495	8,758,681
Consumer and installment	555	3,163	16,987	20,705	2,742,304	2,763,009	—	106,725
Total	$4,179,503	$2,068,863	$14,050,159	$20,298,525	$986,675,857	$1,006,974,382	$4,278,495	$27,768,149

Summary of the recorded investment of loan risk ratings by class

	September 30, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$262,420,207	$131,870	$9,378,521	$3,840,430	$—
Residential second mortgage	37,795,192	—	1,761,632	303,026	—
Home equity lines of credit	87,873,860	93,671	2,054,871	560,538	—
Total single-family residential	388,089,259	225,541	13,195,024	4,703,994	—
Commercial:
Commercial and multi-family real estate	379,336,720	10,206,634	7,847,755	—	—
Land acquisition and development	29,414,135	2,588,905	5,067,757	38,250	—
Real estate construction and development	46,381,012	—	—	39,321	—
Commercial and industrial	230,560,753	2,618,045	2,496,275	—	—
Total commercial	685,692,620	15,413,584	15,411,787	77,571	—
Consumer and installment	3,780,601	235,312	14,618	—	—
Total	1,077,562,480	15,874,437	28,621,429	4,781,565	—
Less related specific allowance	—	—	(728,461)	(470,163)	—
Total net of allowance	$1,077,562,480	$15,874,437	$27,892,968	$4,311,402	$—

	September 30, 2013
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$197,061,832	$269,891	$10,833,561	$5,140,759	$—
Residential second mortgage	41,767,041	49,831	1,101,032	409,605	—
Home equity lines of credit	108,494,113	—	1,371,395	1,574,148	—
Total single-family residential	347,322,986	319,722	13,305,988	7,124,512	—
Commercial:
Commercial and multi-family real estate	324,959,886	6,939,560	16,159,063	60,300	—
Land acquisition and development	27,675,231	6,954,392	5,883,625	—	—
Real estate construction and development	20,487,334	—	38,439	—	—
Commercial and industrial	218,776,888	4,936,156	3,267,291	—	—
Total commercial	591,899,339	18,830,108	25,348,418	60,300	—
Consumer and installment	2,656,284	—	—	106,725	—
Total	941,878,609	19,149,830	38,654,406	7,291,537	—
Less related specific allowance	—	—	(1,058,007)	(1,347,710)	—
Total net of allowance	$941,878,609	$19,149,830	$37,596,399	$5,943,827	$—

Summary of unpaid principal balance and recorded investment of troubled debt restructurings

	September 30, 2014		September 30, 2013
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$10,985,340	$11,068,219	$11,305,093	$11,371,198
Past due under restructured terms	5,589,008	5,630,498	6,549,904	6,584,907
Total non-performing	16,574,348	16,698,717	17,854,997	17,956,105
Returned to accrual status	18,963,927	19,053,073	23,418,016	23,528,528
Total troubled debt restructurings	$35,538,275	$35,751,790	$41,273,013	$41,484,633

(1) All non-performing loans at September 30, 2014 and 2013 were classified as non-accrual.

Schedule of restructured accruing loans and defaulted during the period

				Restructured During Preceding
	Total Restructured During			Twelve Months and Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2014	2013	2012	2014	2013	2012

Residential mortgage loans	$4,303,445	$3,950,779	$7,667,713	$1,109,007	$3,611,561	$17,826,288
Commercial loans	2,232,836	5,086,481	7,689,631	—	89,296	1,607,578
Consumer loans	—	1,341	41,954	—	—	312,165
Total	$6,536,281	$9,038,601	$15,399,298	$1,109,007	$3,700,857	$19,746,031